Securities borrowed, lent and subject to repurchase agreements (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2015	Dec. 31, 2014
Securities borrowed or purchased under agreements to resell
Central bank funds sold and securities purchased under resale agreements	SFr 78,474	SFr 100,169
Deposits paid for securities borrowed	44,575	63,039
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	123,049	163,208
Securities lent or sold under agreements to repurchase
Central bank funds purchased and securities sold under repurchase agreements	36,754	60,752
Deposits received for securities lent	9,844	9,367
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	46,598	70,119
Bank
Securities borrowed or purchased under agreements to resell
Central bank funds sold and securities purchased under resale agreements	78,861	100,169
Deposits paid for securities borrowed	44,575	63,039
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	123,436	163,208
Securities lent or sold under agreements to repurchase
Central bank funds purchased and securities sold under repurchase agreements	36,754	60,752
Deposits received for securities lent	9,844	9,367
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	SFr 46,598	SFr 70,119